Statement -Consolidated statements of comprehensive loss - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses
Professional fees (Note 11(a))	$ 864,051	$ 772,887	$ 564,145
Salaries and benefits (Note 11(a))	1,923,952	1,876,911	1,337,010
Travel and promotion	107,869	200,995	82,013
Depreciation (Note 6)	14,424	16,638	19,564
Office and license (Note 11(b))	156,686	218,879	140,137
Amortization of right-of-use assets (Note 5)	106,791	121,479	121,432
Occupancy expenses (Note 5)	42,655	40,542	45,248
Interest expense on lease liabilities (Note 5)	47,379	13,330	21,480
Interest, accretion and standby fees on gold loan payable (Note 8)	468,308	394,371	371,250
Listing and filing fees	154,505	187,169	199,327
Insurance	96,068	89,476	75,568
Directors’ fees (Note 11(a))	145,000	102,500	70,000
Share-based payments (Note 10(d) and 11(a))	1,478,100	1,870,800	1,784,500
Total Expenses	5,605,788	5,905,977	4,831,674
Other income (loss)
Administrative services fees (Note 11(b))	1,376,428	1,382,344	1,404,099
Interest income	253,869	490,245	40,196
Finance fees			(54,577)
Impairment of property, plant and equipment	(7,441,293)
Unrealized gain (loss) on derivative financial liabilities (Note 8)	110,177	(18,156)	44,049
Unrealized gain (loss) on gold in trust (Note 8)	(6,518)	(35,775)	199,379
Unrealized foreign exchange gain (loss) on gold loan payable (Note 8)	(257,803)	11,535	81,331
Unrealized foreign exchange gain (loss) on gold in trust (Note 8)	64,920	(4,011)	(21,017)
Unrealized gain on warrant liability (Note 9)	520,503	1,747,884
Realized gain on sale of gold in trust (Note 8)			19,413
Gain on debt forgiveness	177,200
Foreign exchange gain (loss)	302,930	(22,202)	(10,567)
Total other income (loss)	(4,899,587)	3,551,864	1,702,306
Loss before income taxes	(10,505,375)	(2,354,113)	(3,129,368)
Deferred income tax expense (Note 14)	(1,341,185)	(314,141)
Net loss for the year	(11,846,560)	(2,668,254)	(3,129,368)
Total comprehensive loss for the year	$ (11,846,560)	$ (2,668,254)	$ (3,129,368)
Basic and diluted net loss per share (Note 12)	$ (0.09)	$ (0.02)	$ (0.03)